Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,472,000
Previously Paid Amount	0.00
Total Fee Amount	893.78
Total Offset Amount	0.00
Net Fee	893.78
Narrative - Max Aggregate Offering Price	$ 6,472,000
Final Prospectus	true